Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of subsidiaries

				Percentage of
				Ownership (%)
Name of investor	Name of investee	Main business	Location	December 31, 2025	December 31, 2024
The Company	GOAL BEYOND LIMITED (GOAL BEYOND)	Holding company	Samoa	100	100
The Company	STAR LEADER TRADING LIMITED (STAR LEADER)	Sales of bicycle, racket, and other carbon fiber composite products	Hong Kong	100	100
The Company	Bohong Technology Jiangsu Co., Ltd. (Bohong)	Manufacturing bicycle, racket and other carbon fiber composite products	Jiangsu, People’s Republic of China (“PRC”)	100	100
GOAL BEYOND	YMA CORPORATION (YMA)	Product development, design, manufacturing, sales of carbon fiber composite products and professional consultation services	Republic of China (“ROC”)	100	100
GOAL BEYOND	TIME YIELD LIMITED (TIME YIELD)	Purchasing	Samoa	100	100

The Company	PREMIUM QUEST INTERNATIONAL LIMITED (PREMIUM QUEST)	Holding company	British Virgin Islands	100	100
The Company	STAR LEADER TRADING PRIVATE LIMITED (STAR LEADER SG)	Sales of bicycle, sporting goods, and other carbon composite products	Singapore	100	100
GOAL BEYOND	Dongguan Changrong New Material Technology Co., Ltd	Sales of bicycle, sporting goods, and other carbon composite products	Dongguan, PRC	100	100
PREMIUM QUEST	LITZMO B.V.	Sales of bicycle, sporting goods, and other carbon composite products	Netherlands	100	100

Schedule of estimated useful lives of property plant and equipment
property, plant and equipment	estimated useful lives
Leasehold improvement	2 ~ 5 years
Machinery and equipment	3 ~ 10 years
Molding equipment	2 ~ 5 years
Others	2 ~ 10 years